Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2018
Information Regarding Defined Benefit Plans

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2017	2018	2017	2018
Change in benefit obligation
Benefit obligation at beginning of year	1,912,156	1,930,498	963,255	1,026,024
Service cost	89,443	88,964	41,733	35,887
Interest cost	8,800	13,252	35,593	37,817
Plan participants’ contributions	923	1,266	436	912
Plan amendments	(21)	(58)	(996)	(12)
Net actuarial (gain) loss	(45,783)	35,017	22,220	66,039
Acquisition and other	30,622	18,206	(18,778)	(26,616)
Benefits paid	(65,642)	(67,835)	(17,439)	(42,070)

Benefit obligation at end of year	1,930,498	2,019,310	1,026,024	1,097,981

Change in plan assets
Fair value of plan assets at beginning of year	1,369,236	1,483,889	692,801	758,306
Actual return on plan assets	81,600	111,278	74,760	89,924
Acquisition and other	30,266	14,615	(11,960)	(16,009)
Employer contributions	39,692	42,095	15,925	20,961
Plan participants’ contributions	923	1,266	436	912
Benefits paid	(37,828)	(40,264)	(13,656)	(38,611)

Fair value of plan assets at end of year	1,483,889	1,612,879	758,306	815,483

Funded status	446,609	406,431	267,718	282,498

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans

Amounts recognized in the consolidated balance sheets as of March 31, 2017 and 2018 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2017	2018	2017	2018
Accrued expenses (Accrued pension and severance costs)	28,265	27,718	2,936	2,982
Accrued pension and severance costs	633,774	647,134	271,296	284,048
Investments and other assets - Other (Prepaid pension and severance costs)	(215,430)	(268,421)	(6,514)	(4,532)

Net amount recognized	446,609	406,431	267,718	282,498

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2017 and 2018 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2017	2018	2017	2018
Net actuarial loss	(288,126)	(248,791)	(116,700)	(119,407)
Prior service costs	36,980	32,812	(2,151)	(1,826)
Net transition obligation	—	—	—	—

Net amount recognized	(251,146)	(215,979)	(118,851)	(121,233)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2017	2018	2017	2018
Projected benefit obligation	892,684	833,080	445,482	490,844
Accumulated benefit obligation	866,566	806,774	426,201	468,611
Fair value of plan assets	242,488	170,234	178,357	201,402

Components of Net Periodic Pension Cost

Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2016	2017	2018	2016	2017	2018
Service cost	78,611	89,443	88,964	47,544	41,733	35,887
Interest cost	17,509	8,800	13,252	40,340	35,593	37,817
Expected return on plan assets	(35,012)	(33,524)	(36,409)	(44,616)	(38,893)	(41,048)
Amortization of prior service costs	(4,669)	(4,148)	(4,226)	435	344	313
Recognized net actuarial loss	5,850	14,298	7,462	7,121	5,134	5,452
Amortization of net transition obligation	—	—	—	—	—	—

Net periodic pension cost	62,289	74,869	69,043	50,824	43,911	38,421

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2016	2017	2018	2016	2017	2018
Net actuarial gain (loss)	(290,664)	93,859	39,852	(11,242)	13,647	(17,163)
Recognized net actuarial loss	5,850	14,298	7,462	7,121	5,134	5,452
Prior service costs	489	21	58	573	996	12
Amortization of prior service costs	(4,669)	(4,148)	(4,226)	435	344	313
Amortization of net transition obligation	—	—	—	—	—	—
Other	76	811	(7,979)	272	1,962	9,004

Total recognized in other comprehensive income (loss)	(288,918)	104,841	35,167	(2,841)	22,083	(2,382)

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost

Weighted-average assumptions used to determine benefit obligations as of March 31, 2017 and 2018 are as follows:

	March 31,
	Japanese plans		Foreign plans
	2017	2018	2017	2018
Discount rate	0.7%	0.7%	4.0%	3.9%
Rate of compensation increase	2.9%	3.3%	3.8%	3.6%

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2016, 2017 and 2018 are as follows:

	For the years ended March 31,
	Japanese plans			Foreign plans
	2016	2017	2018	2016	2017	2018
Discount rate	1.1%	0.5%	0.7%	4.0%	4.2%	4.0%
Expected return on plan assets	2.5%	2.4%	2.4%	6.3%	6.1%	6.0%
Rate of compensation increase	2.5%	2.7%	2.9%	4.4%	3.9%	3.8%

Summary of Fair Value of Classes of Plan Assets

The following table summarizes the fair value of classes of plan assets as of March 31, 2017 and 2018. See note 27 to the consolidated financial statements for three levels of input which are used to measure fair value.

Japanese plans

	Yen in millions
	March 31, 2017
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	585,052	—	—	585,052
Commingled funds	—	180,835	—	180,835

	585,052	180,835	—	765,887

Debt securities
Government bonds	87,958	—	—	87,958
Commingled funds	—	248,498	—	248,498
Other	—	39,754	81	39,835

	87,958	288,252	81	376,291

Insurance contracts	—	199,779	—	199,779
Other	42,083	34,131	496	76,710
Investments measured at net asset value	—	—	—	65,222

Total	715,093	702,997	577	1,483,889

	Yen in millions
	March 31, 2018
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	620,281	—	—	620,281
Commingled funds	—	202,816	—	202,816

	620,281	202,816	—	823,097

Debt securities
Government bonds	88,959	—	—	88,959
Commingled funds	—	284,870	—	284,870
Other	—	36,567	19	36,586

	88,959	321,437	19	410,415

Insurance contracts	—	201,141	—	201,141
Other	41,446	61,301	—	102,747
Investments measured at net asset value	—	—	—	75,479

Total	750,686	786,695	19	1,612,879

Foreign plans

	Yen in millions
	March 31, 2017
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	207,036	—	—	207,036
Commingled funds	—	152,104	—	152,104

	207,036	152,104	—	359,140

Debt securities
Government bonds	76,730	—	—	76,730
Commingled funds	—	36,430	—	36,430
Other	—	33,430	—	33,430

	76,730	69,860	—	146,590

Insurance contracts	—	—	—	—
Other	13,533	13,851	30,903	58,287
Investments measured at net asset value	—	—	—	194,289

Total	297,299	235,815	30,903	758,306

	Yen in millions
	March 31, 2018
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	178,476	—	—	178,476
Commingled funds	—	197,566	—	197,566

	178,476	197,566	—	376,042

Debt securities
Government bonds	89,928	—	—	89,928
Commingled funds	—	11,642	—	11,642
Other	—	35,032	—	35,032

	89,928	46,674	—	136,602

Insurance contracts	—	—	—	—
Other	12,487	18,107	31,288	61,882
Investments measured at net asset value	—	—	—	240,957

Total	280,891	262,347	31,288	815,483

Changes in Level 3 Plan Assets Measured At Fair Value

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2016, 2017 and 2018:

Japanese plans

	Yen in millions
	For the years ended March 31,
	2016			2017			2018
	Debt securities	Other	Total	Debt securities	Other	Total	Debt securities	Other	Total
Balance at beginning of year	233	1,018	1,251	146	2,518	2,664	81	496	577
Actual return on plan assets	1	(3)	(2)	—	(11)	(11)	—	(4)	(4)
Purchases, sales and settlements	(88)	1,503	1,415	(65)	(2,011)	(2,076)	(62)	(492)	(554)
Other	—	—	—	—	—	—	—	—	—

Balance at end of year	146	2,518	2,664	81	496	577	19	—	19

Foreign plans

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
	Other	Other	Other
Balance at beginning of year	17,511	30,758	30,903
Actual return on plan assets	1,966	279	2,024
Purchases, sales and settlements	12,372	—	—
Other	(1,091)	(134)	(1,639)

Balance at end of year	30,758	30,903	31,288

Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2019	72,756	21,972
2020	73,891	23,700
2021	74,890	25,089
2022	78,254	26,724
2023	82,433	28,552
from 2024 to 2028	429,821	167,337

Total	812,045	293,374